SCHEDULE OF EXERCISE PRICES OF OUTSTANDING STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	1,073,924	939,634	776,000
Weighted average exercise price	$ 2.95	$ 2.36
Weighted average contractual life ( years)	3 years	3 years 3 months 18 days
Range 1 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	260,900	281,800
Weighted average exercise price	$ 5.46	$ 5.45
Weighted average contractual life ( years)	3 years 4 months 24 days	4 years 4 months 24 days
Range 1 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 4.90	$ 5.00
Range 1 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 6.04	$ 6.04
Range 2 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	368,190	108,000
Weighted average exercise price	$ 3.76	$ 2.23
Weighted average contractual life ( years)	4 years	2 years 4 months 24 days
Range 2 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 1.80	$ 1.80
Range 2 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 4.90	$ 4.90
Range 3 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	444,834	549,834
Weighted average exercise price	$ 0.80	$ 0.80
Weighted average contractual life ( years)	2 years	3 years
Range 3 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 0.80	$ 0.80
Range 3 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 1.80	$ 1.80